FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

Movement in relation to allowance for expected credit losses are as follows:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	27,805	54,511	335
Addition	26,706	149,852	922
Balance at the end of the year	54,511	204,363	1,257

SCHEDULE OF GROSS CARRYING AMOUNTS AND ALLOWANCE FOR EXPECTED CREDIT LOSS FOR ACCOUNTS RECEIVABLE

The carrying amounts of accounts receivable are disclosed in note 6. The following tables present the gross carrying amounts and allowance for expected credit loss for accounts receivable based on days past due as of June 30, 2025 and 2026:

		As of June 30, 2025
		Gross carrying amount	Allowance for expected credit loss	Net carrying amount
	Expected loss rate	JPY’000	JPY’000	JPY’000
0 to 90 days	2.40%	885,712	(21,256)	864,456
91 to 180 days	5.39%	126,750	(6,837)	119,913
181 to 365 days	36.23%	47,440	(17,189)	30,251
Over 365 days	100.00%	9,229	(9,229)	—
Total		1,069,131	(54,511)	1,014,620

		As of June 30, 2026
		Gross carrying amount	Allowance for expected credit loss	Net carrying amount	Net carrying amount
	Expected loss rate	JPY’000	JPY’000	JPY’000	US$’000
0 to 90 days	2.48%	561,326	(13,897)	547,429	3,367
91 to 180 days	5.52%	532,758	(29,406)	503,352	3,095
181 to 365 days	44.95%	120,458	(54,149)	66,309	408
Over 365 days	100.00%	106,911	(106,911)	—	—
Total		1,321,453	(204,363)	1,117,090	6,870

SCHEDULE OF CONCENTRATION RISK

The following table sets forth a summary of single customers who represent 10% or more of the Company’s revenue:

	For the years ended June 30,
	2024	2025	2026	2026
Customer A	18.97%	*	*	*

*	Less than 10%

The following table sets forth information as to each customer that accounted for more than 10% for account receivables as of June 30, 2025 and 2026:

	As of June 30,
	2025	2026
Customer A	13.53%	15.16%
Customer B	11.77%	20.57%

SCHEDULE OF FINANCIAL INSTRUMENTS

The following tables show the remaining contractual maturities at the end of the years presented of the Company’s non-derivative financial liabilities, which are based on contractual undiscounted cash flows:

	As of June 30, 2025
	JPY’000
	Carrying amount	Total	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years
Lease liabilities	1,131,103	1,152,824	388,800	304,506	172,928	119,272	101,518	65,800
Bank and other borrowings	882,841	882,841	116,150	110,618	101,594	95,800	80,784	377,895
Other payables and accruals	305,196	305,196	305,196	—	—	—	—	—
Accounts payable	271,083	271,083	271,083	—	—	—	—	—
Long-term payables	16,142	16,142	—	4,775	1,895	947	947	7,578
Total	2,606,365	2,628,086	1,081,229	419,899	276,417	216,019	183,249	451,273

	As of June 30, 2026
	JPY’000
	Carrying amount	Total	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years
Lease liabilities	1,013,876	1,035,103	380,171	244,505	184,264	120,113	79,600	26,450
Bank and other borrowings	345,761	345,761	85,284	71,258	65,464	50,448	38,034	35,273
Other payables and accruals	137,374	137,374	137,374	—	—	—	—	—
Accounts payable	200,728	200,728	200,728	—	—	—	—	—
Total	1,697,739	1,718,966	803,557	315,763	249,728	170,561	117,634	61,723

SCHEDULE OF EFFECT ON PROFIT BEFORE INCOME TAX EXPENSES

The following table presents the effect on profit before income tax expenses of a 1% strengthening or weakening of USD against JPY, assuming all other variables remain constant. The analysis is based on the USD-denominated bank balance outstanding as of June 30, 2025 and 2026.

	For the years ended
	2025	2026	2026
US$ against JPY	JPY’000	JPY’000	US$’000
Strengthened	—	25	—
Weakened	—	(25)	—

SCHEDULE OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
	As of June 30, 2026
	Level 1	Level 2	Level 3	Total	Total
	JPY’000	JPY’000	JPY’000	JPY’000	US$’000
Financial assets at FVTPL	—	—	100,820	100,820	620

SCHEDULE OF SIGNIFICANT UNOBSERVABLE INPUTS

The following table illustrates the sensitivity of the fair value of Investment A as of June 30, 2026 to reasonably possible changes in significant unobservable inputs. Each input is changed individually, with all other inputs held constant. A change of 100 basis points represents a change of one percentage point. The amounts represent increases or decreases in fair value relative to the base-case valuation.

Increase (decrease) in fair value
Significant unobservable inputs	JPY’000
Discount rate
+100 bps	(1,611)
-100 bps	1,949